Expense Example	May 01, 2026 USD ($)
Nuveen Enhanced Yield U.S. Aggregate Bond ETF | Nuveen Enhanced Yield U.S. Aggregate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	52
Expense Example, with Redemption, 5 Years	90
Expense Example, with Redemption, 10 Years	205
Nuveen ESG U.S. Aggregate Bond ETF | Nuveen ESG U.S. Aggregate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	154
Nuveen Growth Opportunities ETF | Nuveen Growth Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF | Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	$ 179